Payments, by Category - USD ($) $ in Millions	Taxes	Royalties	Fees	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	$ 13.3	$ 349.0	$ 16.7	$ 14.7	$ 2.6	$ 396.3